Contingent Liabilities and Commitments - Letters of Credit from Financial Institutions and Respective Credit Limits (Detail) - Dec. 31, 2020 ₩ in Millions, $ in Millions	KRW (₩)	USD ($)
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	₩ 1,196,800	$ 1,100
KEB Hana Bank [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	163,200	150
Sumitomo Mitsui Banking Corporation [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	54,400	50
Industrial Bank of Korea [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	108,800	100
Industrial And Commerical Bank Of China [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	217,600	200
Shinhan bank [member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	217,600	200
KB Kookmin Bank [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	108,800	100
MUFG Bank [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	108,800	100
Export Import Bank Of Korea [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit and credit limits	₩ 217,600	$ 200